Financial instruments - Summary of variable interest rate balances (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	$ 1,657	$ 5,241
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	1,657	5,241
Net exposure to cash flow interest rate risk	$ 1,657	$ 5,241
Interest rate risk [member] | Variable interest rate [member] | Weighted average [member] | Cash at bank and in hand [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.39%	0.40%